Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Capitol Investment Corp. V
Private Placement (Details) [Line Items]
PRIVATE PLACEMENT	PRIVATE PLACEMENTSimultaneously with the closing of the Initial Public Offering, the Company’s Sponsors and independent directors purchased 5,833,333 Private Placement Warrants at $1.50 per warrant (for an aggregate purchase price of $8,750,000) from the Company. $6,900,000 of the proceeds received from the Private Placement Warrants purchases were placed in the Trust Account. The Private Placement Warrants are identical to the Warrants included in the Units sold in the Initial Public Offering, except that the Private Placement Warrants: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchasers or any of their permitted transferees. Additionally, the holders of the Private Placement Warrants have agreed not to transfer, assign or sell any of the Private Placement Warrants, including the shares of common stock issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Company’s initial Business Combination.	PRIVATE PLACEMENTSimultaneously with the closing of the Initial Public Offering, the Company’s Sponsors and independent directors purchased 5,833,333 Founders’ Warrants at $1.50 per warrant (for an aggregate purchase price of $8,750,000) from the Company. $6,900,000 of the proceeds received from the Founders’ Warrants purchases were placed in the Trust Account. The Founders’ Warrants are identical to the Warrants included in the Units sold in the Initial Public Offering, except that the Founders’ Warrants: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchasers or any of their permitted transferees. Additionally, the holders of the Founders’ Warrants have agreed not to transfer, assign or sell any of the Founders’ Warrants, including the shares of common stock issuable upon exercise of the Founders’ Warrants (except to certain permitted transferees), until 30 days after the completion of the Company’s initial Business Combination.